Sale of Branch	12 Months Ended
Dec. 31, 2012
Sale of Branch
Note 23.	Sale of Branch

During September 2012, the Company sold its Coupland, Texas branch, including loans, deposits, related accrued interest and property and equipment to an unaffiliated institution. As a result of this branch sale, the Company transferred deposits of $20,074, including accrued interest, for a deposit premium of $414. The assets were sold for current recorded value of $1,233. The Company reduced goodwill and core deposit intangibles associated with this branch by $254 and $119, respectively, and recognized a gain of $38 on the sale.